Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Inst Adv Inst | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54